Employee Compensation and Benefit Plans - Schedule of Assumptions used to Value Stock Option Awards Granted (Details) - $ / shares		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Black Scholes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			2.32%
Risk-free interest rate, minimum		1.98%		1.20%
Risk-free interest rate, maximum		2.60%		1.60%
Expected stock price volatility	[1]	42.00%	44.00%
Expected stock price volatility, minimum	[1]			40.00%
Expected stock price volatility, maximum	[1]			42.00%
Expected dividend yield		0.00%	0.00%	0.00%
Expected option life (in years)	[2]	6 years 6 months	6 years 6 months	6 years 6 months
Fair value			$ 24.32
Binomial [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		0.00%	0.24%	0.70%
Risk-free interest rate, maximum		3.05%	3.56%	3.06%
Expected stock price volatility, minimum	[1]	41.00%	33.00%	7.00%
Expected stock price volatility, maximum	[1]	42.00%	44.00%	42.00%
Expected dividend yield		0.00%	0.00%	0.00%
Contractual life (in years)		10 years	10 years	10 years
Minimum [Member] | Black Scholes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value		$ 11.93		$ 6.49
Minimum [Member] | Binomial [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life (in years)	[2]	4 years 4 months 6 days	4 years 6 months	4 years 6 months
Fair value		$ 8.99	$ 18.04	$ 3.41
Maximum [Member] | Black Scholes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value		$ 17.01		$ 10.48
Maximum [Member] | Binomial [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life (in years)	[2]	5 years 7 months 21 days	5 years 9 months	6 years 6 months
Fair value		$ 13.82	$ 21.38	$ 8.87

[1]	We estimate volatility based on the historical volatility of Ocwen’s common stock over the most recent period that corresponds with the estimated expected life of the option.
[2]	For the options valued using the Black-Scholes model we determined the expected life based on historical experience with similar awards, giving consideration to the contractual term, exercise patterns and post vesting forfeitures. The expected term of the options valued using the lattice (binomial) model is derived from the output of the model. The lattice (binomial) model incorporates exercise assumptions based on analysis of historical data. For all options, the expected life represents the period of time that options granted were expected to be outstanding at the date of the award.